PROVISIONS - Changes in Provisions (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance	R$ 919.7	R$ 776.1	R$ 572.0
Effect of changes in foreign	(32.2)	0.2
Additions	724.6	656.9
Provisions used	(455.2)	(286.6)
Provisions reversed	(93.6)	(166.4)
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Balance	247.1	218.6	184.1
Effect of changes in foreign
Additions	157.6	198.5
Provisions used	(85.8)	(57.3)
Provisions reversed	(43.3)	(106.7)
Provisions for labor [member]
IfrsStatementLineItems [Line Items]
Balance	132.1	124.2	129.9
Effect of changes in foreign	(4.6)	(0.8)
Additions	194.2	163.1
Provisions used	(162.0)	(147.2)
Provisions reversed	(19.7)	(20.8)
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Balance	335.9	252.9	86.8
Effect of changes in foreign	(17.5)	(2.2)
Additions	312.7	273.9
Provisions used	(196.6)	(71.8)
Provisions reversed	(15.6)	(33.8)
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Balance	192.8	163.0	156.7
Effect of changes in foreign	(8.1)	2.0
Additions	60.1	14.6
Provisions used	(7.2)	(5.2)
Provisions reversed	(15.0)	(5.1)
Total contingent provisions [member]
IfrsStatementLineItems [Line Items]
Balance	907.9	758.7	557.5
Effect of changes in foreign	(30.2)	(1.0)
Additions	724.6	650.1
Provisions used	(451.6)	(281.5)
Provisions reversed	(93.6)	(166.4)
Restructuring provision [member]
IfrsStatementLineItems [Line Items]
Balance	11.8	17.4	R$ 14.5
Effect of changes in foreign	(2.0)	1.2
Additions		6.8
Provisions used	(3.6)	(5.1)
Provisions reversed		R$ (0.0)